Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class C, Class I and Class Z
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

John Mirshekari has replaced Monty Kori as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

John Mirshekari is co-manager of Fidelity Advisor® Balanced Fund and receives compensation for his services. As of October 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500® Index, the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Lipper℠ Balanced Funds, and the pre-tax investment performance of the portion of the fund’s assets he manages measured against the S&P 500® Industrials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$5,668	$31	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,879	none	none

* Includes assets of Fidelity Advisor® Balanced Fund managed by Mr. Mirshekari ($143 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Balanced Fund beneficially owned by Mr. Mirshekari was none.

AIG-AIGIB-16-03 1.890535.119	December 19, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Christopher Lin has replaced Rayna Lesser as a co-manager of the fund.

John Mirshekari has replaced Monty Kori as a co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section.

Christopher Lin is a research analyst and co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund, and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2015, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

John Mirshekari is co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund and receives compensation for his services. As of October 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Stock Selector Mid Cap Fund is based on the fund’s pre-tax investment performance measured against the S&P MidCap 400® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Morningstar® Mid-Cap Blend Category. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the S&P MidCap 400® Industrials Index and the S&P MidCap 400® Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lin as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$739	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$343	none	none

* Includes assets of Fidelity Advisor® Stock Selector Mid Cap Fund managed by Mr. Lin ($343 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2016, the dollar range of shares of Fidelity Advisor® Stock Selector Mid Cap Fund beneficially owned by Mr. Lin was none.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$5,668	$31	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,879	none	none

* Includes assets of Fidelity Advisor® Stock Selector Mid Cap Fund managed by Mr. Mirshekari ($270 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Stock Selector Mid Cap Fund beneficially owned by Mr. Mirshekari was none.

SKDB-16-02 1.954831.102	December 19, 2016

Supplement to the
Fidelity® Convertible Securities Fund, Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Growth Fund, Fidelity Advisor® Equity Income Fund, Fidelity Advisor® Equity Value Fund, Fidelity Advisor® Growth & Income Fund, Fidelity Advisor® Growth Opportunities Fund, Fidelity Advisor® Large Cap Fund, Fidelity Advisor® Small Cap Fund, Fidelity Advisor® Stock Selector Mid Cap Fund and Fidelity Advisor® Value Strategies Fund
Class A, Class T, Class B, Class C and Class I
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Matthew Friedman has replaced Thomas Soviero as the portfolio manager of Fidelity Advisor® Value Strategies Fund.

Adam Kramer has replaced Thomas Soviero as the portfolio manager of Fidelity® Convertible Securities Fund.

Steven Wymer no longer serves as co-manager of Fidelity Advisor® Growth Opportunities Fund. Kyle Weaver serves as portfolio manager of Fidelity Advisor® Growth Opportunities.

Christopher Lin has replaced Rayna Lesser as a co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund.

John Mirshekari has replaced Monty Kori as a co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund.

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

The following information replaces similar information for Fidelity® Convertible Securities Fund and Fidelity Advisor® Stock Selector Mid Cap Fund found in the "Management Contracts" section.

Adam Kramer is the portfolio manager of Fidelity® Convertible Securities Fund and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Kramer’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to five years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Convertible Securities Fund is based on the fund’s pre-tax investment performance measured against The BofA Merrill Lynch℠ All US Convertibles Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Lipper℠ Convertible Securities Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kramer as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,286	$1,132	$326
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,669	none	none

* Includes Fidelity® Convertible Securities Fund ($1,669 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2016, the dollar range of shares of Fidelity® Convertible Securities Fund beneficially owned by Mr. Kramer was over $1,000,000.

Christopher Lin is a research analyst and co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund, and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2015, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Stock Selector Mid Cap Fund is based on the pre-tax investment performance of the fund measured against the S&P MidCap 400® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Morningstar® Mid-Cap Blend Category. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the S&P MidCap 400® Information Technology Index and S&P MidCap 400® Telecommunications Services Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay and bonus opportunity tend to increase with the portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Lin as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$739	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$343	none	none

* Includes assets of Fidelity Advisor® Stock Selector Mid Cap Fund managed by Mr. Lin ($343 (in millions) assets managed with performance-based advisory fees).

As of May 31, 2016, the dollar range of shares of Fidelity Advisor® Stock Selector Mid Cap Fund beneficially owned by Mr. Lin was none.

The following information replaces similar information for Fidelity Advisor® Stock Selector Mid Cap Fund found in the "Management Contracts" section.

John Mirshekari is co-manager of Fidelity Advisor® Stock Selector Mid Cap Fund and receives compensation for his services. As of October 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Stock Selector Mid Cap Fund is based on the fund’s pre-tax investment performance measured against the S&P MidCap 400® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Morningstar® Mid-Cap Blend Category. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the S&P MidCap 400® Industrials Index and the S&P MidCap 400® Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$5,668	$31	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,879	none	none

* Includes assets of Fidelity Advisor® Stock Selector Mid Cap Fund managed by Mr. Mirshekari ($270 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Stock Selector Mid Cap Fund beneficially owned by Mr. Mirshekari was none.

The following information replaces similar information for Fidelity Advisor® Value Strategies Fund found in the “Management Contracts” section.

Matthew Friedman is the portfolio manager of Fidelity Advisor® Value Strategies Fund and receives compensation for his services. As of September 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Value Strategies Fund is based on the fund’s pre-tax investment performance measured against the Russell Midcap® Value Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Mid-Cap Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$18,189	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$17,435	none	none

* Includes Fidelity Advisor® Value Strategies Fund ($1,479 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2016, the dollar range of shares of Fidelity Advisor® Value Strategies Fund beneficially owned by Mr. Friedman was none.

ACOM11B-16-05 1.739097.161	December 19, 2016